Annual Fund Operating Expenses - Hartford Multifactor Emerging Markets ETF - Hartford Multifactor Emerging Markets ETF	Jan. 28, 2021
Operating Expenses:
Management fees	0.44%
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.44%